United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Six months ended 09/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2014
Share Class	Ticker
Investment	TFIXX
Service	TFSXX

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2014, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	83.0%
Municipal Notes	14.1%
Commercial Paper	3.3%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At September 30, 2014, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.6%
8-30 Days	2.2%
31-90 Days	5.6%
91-180 Days	1.8%
181 Days or more	12.2%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1,2]
		Alabama—3.5%
$13,500,000		Columbia, AL IDB PCRB, (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.050%, 10/1/2014	$13,500,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 10/1/2014	25,000,000
7,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	7,500,000
28,600,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	28,600,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 10/2/2014	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.060%, 10/1/2014	10,000,000
12,000,000		Tuscaloosa County, AL IDA, (Series 2011I: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 10/1/2014	12,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.070%, 10/2/2014	30,000,000
		TOTAL	129,730,000
		Alaska—1.8%
8,375,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 10/2/2014	8,375,000
15,145,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 10/2/2014	15,145,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.060%, 10/1/2014	42,600,000
		TOTAL	66,120,000
		Arizona—0.9%
19,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.070%, 10/2/2014	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 10/2/2014	14,000,000
		TOTAL	33,995,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arkansas—0.2%
$5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 10/2/2014	$5,935,000
		California—5.7%
885,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.060%, 10/1/2014	885,000
18,975,000		California State Public Works Board, SPEARs (DBE-1297) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/2/2014	18,975,000
9,000,000		California State, 2.00% Bonds, 10/1/2015	9,162,630
5,000,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 10/2/2014	5,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 10/2/2014	42,490,000
12,685,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 10/2/2014	12,685,000
12,720,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 10/2/2014	12,720,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1),Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 10/2/2014	22,000,000
5,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4),Weekly VRDPs, (Royal Bank of Canada, NY LIQ), 0.120%, 10/2/2014	5,000,000
29,285,000	[3,4]	Poway, CA USD (School Facilities Improvement District No. 2007-1), SPEARs (DBE-1293) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 10/2/2014	29,285,000
12,970,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/2/2014	12,970,000
9,410,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/2/2014	9,410,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/2/2014	350,000
19,865,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/2/2014	19,865,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$14,730,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 10/2/2014	$14,730,000
		TOTAL	215,527,630
		Colorado—0.0%
210,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.450%, 10/2/2014	210,000
		Connecticut—1.5%
2,000,000		Brooklyn, CT, 1.00% BANs, 8/11/2015	2,010,265
4,300,000		Connecticut Development Authority, (Series 1999), 0.26% CP (New England Power Co.), Mandatory Tender 10/22/2014	4,300,000
22,690,000	[3,4]	Connecticut Health and Educational Facilities Authority, SPEARs (DBE-1291) Weekly VRDNs (Hartford HealthCare Obligated Group)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 10/2/2014	22,690,000
3,765,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.040%, 10/2/2014	3,765,000
2,100,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.040%, 10/1/2014	2,100,000
500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.040%, 10/2/2014	500,000
3,005,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.050%, 10/1/2014	3,005,000
7,695,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 10/2/2014	7,695,000
4,265,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.040%, 10/2/2014	4,265,000
4,500,000		Regional School District No. 16, CT, 1.00% BANs, 10/7/2015	4,531,275
		TOTAL	54,861,540
		District of Columbia—0.4%
14,935,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 10/2/2014	14,935,000
		Florida—6.9%
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 10/2/2014	7,630,000
1,190,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.200%, 10/1/2014	1,190,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 10/1/2014	$9,750,000
990,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.080%, 10/1/2014	990,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.040%, 10/2/2014	15,135,000
17,980,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 10/2/2014	17,980,000
25,000,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 10/1/2014	25,000,000
16,500,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 10/1/2014	16,500,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.18% CP (Florida Power & Light Co.), Mandatory Tender 11/20/2014	45,960,000
2,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.090%, 10/2/2014	2,000,000
25,830,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0019) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 10/2/2014	25,830,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.150%, 10/2/2014	13,450,000
12,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-1), 0.120%, 10/2/2014	12,500,000
25,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.030%, 10/1/2014	25,000,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.12% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 1/7/2015	12,500,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.120%, 10/2/2014	8,000,000
19,180,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	19,180,000
		TOTAL	258,595,000
		Georgia—5.4%
12,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	12,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.080%, 10/1/2014	$40,000,000
25,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	25,000,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	13,155,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.050%, 10/1/2014	10,125,000
12,000,000		DeKalb County, GA School District, (Series 2014), 0.75% TANs, 12/16/2014	12,013,858
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.050%, 10/1/2014	13,870,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	4,300,000
3,470,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 10/2/2014	3,470,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	7,600,000
39,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	39,040,000
7,200,000		Monroe County, GA Development Authority, (First Series 2009) Weekly VRDNs (Georgia Power Co.), 0.100%, 10/1/2014	7,200,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.040%, 10/1/2014	14,415,000
		TOTAL	202,388,858
		Idaho—0.6%
24,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 10/1/2014	24,000,000
		Illinois—5.3%
8,780,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.110%, 10/2/2014	8,780,000
15,500,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.070%, 10/2/2014	15,500,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.100%, 10/1/2014	14,000,000
17,790,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 10/2/2014	17,790,000
30,360,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 10/2/2014	30,360,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/2/2014	$7,500,000
3,725,000		Illinois Development Finance Authority, (Series 2001) Daily VRDNs (Christian Heritage Academy)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 10/1/2014	3,725,000
12,000,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 10/2/2014	12,000,000
9,900,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.050%, 10/1/2014	9,900,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.160%, 10/2/2014	4,500,000
7,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 10/1/2014	7,000,000
7,250,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.050%, 10/2/2014	7,250,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.050%, 10/2/2014	2,500,000
25,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 10/1/2014	25,000,000
13,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 10/2/2014	13,700,000
2,400,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.040%, 10/2/2014	2,400,000
12,005,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-321) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 10/2/2014	12,005,000
4,500,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.070%, 10/2/2014	4,500,000
1,515,000		Village of Davis Junction, IL, (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	1,515,000
		TOTAL	199,925,000
		Indiana—1.9%
13,225,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	13,276,208
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.090%, 10/2/2014	8,850,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.060%, 10/2/2014	4,035,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$9,600,000	Madison, IN EDRB, (Series 1987) Weekly VRDNs (Arvin Sango, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 10/1/2014	$9,600,000
33,000,000	Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	33,000,000
2,395,000	Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.160%, 10/2/2014	2,395,000
	TOTAL	71,156,208
	Iowa—2.2%
10,500,000	Iowa Finance Authority, (Series 2000D) Weekly VRDNs (CHE Trinity Healthcare Credit Group), 0.030%, 10/2/2014	10,500,000
15,000,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.080%, 10/2/2014	15,000,000
56,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.040%, 10/1/2014	56,900,000
	TOTAL	82,400,000
	Kentucky—1.8%
9,860,000	Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 10/3/2014	9,860,000
23,690,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	23,690,000
740,000	Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/2/2014	740,000
12,980,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.190%, 10/2/2014	12,980,000
22,250,000	Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	22,305,077
	TOTAL	69,575,077
	Louisiana—4.7%
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.080%, 10/1/2014	25,000,000
12,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.070%, 10/1/2014	12,000,000
2,425,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.070%, 10/1/2014	2,425,000
14,550,000	Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.040%, 10/1/2014	14,550,000
6,000,000	Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.040%, 10/1/2014	6,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$8,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 10/2/2014	$8,000,000
19,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.210%, 10/2/2014	19,500,000
25,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.050%, 10/1/2014	25,000,000
16,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.200%, 10/1/2014	16,000,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.230%, 10/1/2014	2,000,000
45,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 10/1/2014	45,000,000
		TOTAL	175,475,000
		Maryland—1.4%
2,380,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 10/7/2014	2,380,500
40,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 0.040%, 10/1/2014	40,000,000
8,905,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (De Matha Catholic High School, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 10/2/2014	8,905,000
		TOTAL	51,285,500
		Massachusetts—4.3%
14,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	14,077,004
6,920,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.150%, 10/2/2014	6,920,000
16,145,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.050%, 10/1/2014	16,145,000
41,480,000	[3,4]	Commonwealth of Massachusetts, SPEARs (DB-1257) Weekly VRDNs (Deutsche Bank AG LIQ), 0.050%, 10/2/2014	41,480,000
19,425,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 10/1/2014	19,425,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.130%, 10/2/2014	4,000,000
9,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.32% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/28/2014	9,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$695,000		Massachusetts Development Finance Agency, (Series 2004), 0.37% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/28/2014	$695,000
8,300,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 10/2/2014	8,300,000
6,500,000		Massachusetts IFA, (Series 1992B), 0.25% CP (New England Power Co.), Mandatory Tender 10/28/2014	6,500,000
8,000,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.040%, 10/2/2014	8,000,000
4,800,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.040%, 10/2/2014	4,800,000
2,000,000		Middleborough, MA, 1.00% BANs, 10/9/2015	2,013,900
13,153,426		Springfield, MA, 0.75% BANs, 2/13/2015	13,178,504
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.130%, 10/2/2014	5,855,000
		TOTAL	160,389,408
		Michigan—0.2%
6,155,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	6,155,000
		Mississippi—0.3%
4,755,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.070%, 10/2/2014	4,755,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 10/2/2014	7,240,000
		TOTAL	11,995,000
		Missouri—1.3%
10,525,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.120%, 10/2/2014	10,525,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.120%, 10/2/2014	10,000,000
16,335,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 10/2/2014	16,335,000
8,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.110%, 10/2/2014	8,000,000
5,770,000		Missouri State HEFA, (Series 2011B) Daily VRDNs (Rockhurst University)/(Commerce Bank, N.A., Kansas City LOC), 0.060%, 10/1/2014	5,770,000
		TOTAL	50,630,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—8.2%
$22,455,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.070%, 10/2/2014	$22,455,000
6,275,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 10/2/2014	6,275,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs, (Series 2), (Deutsche Bank Trust Co., America LIQ), 0.140%, 10/2/2014	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Weekly VRDPs, (Series 1), (Citibank N.A. LIQ), 0.130%, 10/2/2014	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC),0.130%, 10/2/2014	15,000,000
97,400,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA),0.120%,10/2/2014	97,400,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 10/2/2014	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., Weekly VRDPs, (4,895 Series 1), (Barclays Bank PLC LIQ), 0.130%, 10/2/2014	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.120%,10/2/2014	5,000,000
53,500,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.120%, 10/2/2014	53,500,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.130%, 10/2/2014	25,000,000
		TOTAL	307,530,000
		Nebraska—1.1%
25,000,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 10/2/2014	25,000,000
1,250,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.290%, 10/2/2014	1,250,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.260%, 10/1/2014	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.260%, 10/1/2014	2,000,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.070%, 10/2/2014	4,880,000
		TOTAL	41,430,000
		Nevada—0.3%
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/2/2014	10,655,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Hampshire—0.8%
$4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.32% CP (New England Power Co.), Mandatory Tender 10/28/2014	$4,000,000
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 10/2/2014	25,000,000
		TOTAL	29,000,000
		New Jersey—6.7%
10,323,000		Carteret, NJ, 1.00% BANs, 10/17/2014	10,324,434
3,500,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	3,501,337
6,061,665		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	6,066,204
3,500,000		Middle Township, NJ, 1.00% BANs, 11/13/2014	3,501,307
8,090,161		Millstone Township, NJ, 1.25% BANs, 2/20/2015	8,105,152
3,715,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.320%, 10/2/2014	3,715,000
5,365,000		New Jersey Housing & Mortgage Finance Agency, (Series 2008-BB) Weekly VRDNs (TD Bank, N.A. LIQ), 0.040%, 10/1/2014	5,365,000
10,000,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 10/2/2014	10,000,000
26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 10/2/2014	26,975,000
15,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/2/2014	15,535,000
43,200,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 10/1/2014	43,200,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 4460), 0.12% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 11/20/2014	45,000,000
22,500,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.09% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 10/9/2014	22,500,000
2,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1),Weekly VRDPs, (Toronto Dominion Bank LIQ) 0.140%, 10/2/2014	2,300,000
18,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.120%, 10/2/2014	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.120%, 10/2/2014	20,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$7,000,000		Oakland Borough, NJ, 1.00% BANs, 12/10/2014	$7,008,455
		TOTAL	251,096,889
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 10/2/2014	2,000,000
		New York—9.6%
7,000,000		Amsterdam, NY City School District, 1.00% BANs, 6/26/2015	7,025,544
10,000,000		Beacon, NY, (Series 2014A), 0.75% BANs, 5/29/2015	10,033,403
8,000,000		Brocton, NY CSD, (Series 2014A), 1.00% BANs, 6/5/2015	8,026,886
9,000,000		Cuba-Rushford, NY CSD, 0.75% BANs, 6/26/2015	9,028,283
5,985,000		East Aurora Village, NY, 0.75% BANs, 7/8/2015	6,004,658
15,005,492		Frontier, NY CSD, 0.75% BANs, 7/22/2015	15,042,700
10,600,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	10,651,146
8,418,000		Maine-Endwell, NY CSD, 0.75% BANs, 6/25/2015	8,443,740
19,900,000	[3,4]	Metropolitan Transportation Authority, NY, Joint Venture Interest Trust Receipts (JVI-1008) Weekly VRDNs (GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.220%, 10/2/2014	19,900,000
10,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.050%, 10/2/2014	10,000,000
18,965,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.050%, 10/1/2014	18,965,000
10,000,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.040%, 10/1/2014	10,000,000
33,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.060%, 10/2/2014	33,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.060%, 10/2/2014	39,000,000
28,950,000		New York City, NY, (Series 2011D-3) Daily VRDNs (Bank of New York Mellon LOC), 0.030%, 10/1/2014	28,950,000
20,000,000		New York Liberty Development Corporation, (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	20,000,000
5,000,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.050%, 10/2/2014	5,000,000
7,000,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 10/2/2014	7,000,000
1,000,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue)/(Wells Fargo Bank, N.A. LOC), 0.040%, 10/1/2014	1,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$34,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 10/1/2014	$34,000,000
7,700,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	7,728,510
9,380,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	9,405,061
13,870,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	13,928,167
7,000,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	7,018,400
7,700,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.130%, 10/2/2014	7,700,000
7,690,000		Sherburne-Earlville CSD, NY, 0.75% BANs, 6/26/2015	7,716,990
6,000,000		Wappingers, NY CSD, 0.50% TANs, 10/31/2014	6,001,465
		TOTAL	361,519,953
		North Carolina—0.9%
9,000,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.030%, 10/1/2014	9,000,000
1,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 10/2/2014	1,200,000
2,600,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.050%, 10/2/2014	2,600,000
5,620,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 10/1/2014	5,620,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.160%, 10/2/2014	5,980,000
2,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.080%, 10/2/2014	2,000,000
6,535,000		Raleigh, NC, MVRENs (Series 2009), 0.140%, 10/2/2014	6,535,000
1,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.060%, 10/2/2014	1,000,000
		TOTAL	33,935,000
		North Dakota—0.7%
25,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 10/1/2014	25,000,000
		Ohio—2.5%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.160%, 10/2/2014	5,900,000
7,750,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	7,752,815
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.220%, 10/1/2014	$6,100,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.110%, 10/2/2014	5,000,000
12,940,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	12,940,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.130%, 10/2/2014	15,000,000
4,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 10/2/2014	4,380,000
10,000,000		Ohio State University, (Series 2010E) Weekly VRDNs, 0.040%, 10/1/2014	10,000,000
4,160,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 10/2/2014	4,160,000
18,645,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 10/3/2014	18,645,000
4,805,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 10/2/2014	4,805,000
		TOTAL	94,682,815
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 10/1/2014	35,465,000
		Pennsylvania—1.2%
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.140%, 10/2/2014	22,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.140%, 10/2/2014	7,000,000
15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.270%, 10/2/2014	15,000,000
		TOTAL	44,000,000
		Rhode Island—0.6%
15,390,000		Rhode Island State Health and Educational Building Corp. Weekly VRDNs (Providence College)/(Citizens Bank, N.A., Providence LOC), 0.300%, 10/1/2014	15,390,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Rhode Island—continued
$8,630,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.280%, 10/1/2014	$8,630,000
		TOTAL	24,020,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.260%, 10/1/2014	9,000,000
		Tennessee—1.2%
22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.100%, 10/2/2014	22,715,000
10,500,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.090%, 10/1/2014	10,500,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.110%, 10/1/2014	11,140,000
		TOTAL	44,355,000
		Texas—7.7%
32,080,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.050%, 10/2/2014	32,080,000
4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 10/2/2014	4,705,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 10/2/2014	6,995,000
8,000,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 10/1/2014	8,000,000
33,990,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 10/1/2014	33,990,000
30,305,000	[3,4]	Leander, TX ISD, SPEARs (DB-1253) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 10/2/2014	30,305,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 10/1/2014	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 10/1/2014	21,000,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.040%, 10/2/2014	9,965,000
4,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.130%, 10/2/2014	4,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.070%, 10/2/2014	$15,000,000
70,000,000		Texas State, 1.50% TRANs, 8/31/2015	70,873,621
25,675,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 10/1/2014	25,675,000
12,580,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/2/2014	12,580,000
2,200,000		University of Texas System (The Board of Regents of), (Series 2007 B) Weekly VRDNs, 0.030%, 10/2/2014	2,200,000
		TOTAL	287,368,621
		Utah—1.2%
26,000,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 10/1/2014	26,000,000
10,000,000	[3,4]	Salt Lake County, UT Research Facility, (MT-847) Weekly VRDNs (Huntsman Cancer Foundation)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.110%, 10/2/2014	10,000,000
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.050%, 10/2/2014	2,000,000
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.100%, 10/2/2014	8,100,000
		TOTAL	46,100,000
		Virginia—1.0%
1,495,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 10/2/2014	1,495,000
5,890,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.120%, 10/2/2014	5,890,000
2,100,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 10/16/2014	2,100,000
1,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 10/2/2014	1,900,000
8,895,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.110%, 10/2/2014	8,895,000
1,205,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.060%, 10/1/2014	1,205,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.140%,10/2/2014	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$4,800,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.060%, 10/1/2014	$4,800,000
		TOTAL	36,285,000
		Washington—1.0%
15,000,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, Stage Trust (Series 2007-01C), 0.25% TOBs (Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	15,000,000
4,810,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 10/1/2014	4,810,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.190%, 10/2/2014	18,000,000
		TOTAL	37,810,000
		West Virginia—1.4%
8,985,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.060%, 10/2/2014	8,985,000
15,300,000		Grant County, WV County Commission, PCRB (Series 1994), 0.26% CP (Virginia Electric & Power Co.), Mandatory Tender 10/22/2014	15,300,000
29,255,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 10/2/2014	29,255,000
		TOTAL	53,540,000
		Wisconsin—2.3%
20,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	20,152,800
9,375,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.100%, 10/2/2014	9,375,000
25,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/4/2014	25,000,000
10,500,000		Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-1), 0.120%, 10/2/2014	10,500,000
22,050,000		Wisconsin Housing & EDA, Home Ownership Revenue (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.060%, 10/1/2014	22,050,000
		TOTAL	87,077,800
		Wyoming—0.5%
8,310,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.140%, 10/2/2014	8,310,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$10,000,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 10/1/2014	$10,000,000
	TOTAL	18,310,000
	TOTAL SHORT-TERM MUNICIPALS—100.4% (AT AMORTIZED COST)[5]	3,765,465,299
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(13,699,778)
	TOTAL NET ASSETS—100%	$3,751,765,521
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At September 30, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $1,151,790,000, which represented 30.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $1,151,790,000, which represented 30.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2014	Year Ended March 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.12%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.16%	0.27%[4]	0.33%[4]	0.41%[4]	0.59%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.12%
Expense waiver/reimbursement[5]	0.66%[3]	0.63%	0.53%	0.48%	0.40%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,690,849	$3,805,497	$3,844,519	$3,737,876	$3,765,578	$4,099,821
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011 are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2014	Year Ended March 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.001[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.19%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.17%	0.27%[4]	0.33%[4]	0.41%[4]	0.53%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.22%
Expense waiver/reimbursement[5]	0.71%[3]	0.68%	0.58%	0.52%	0.44%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,917	$68,131	$232,523	$202,711	$158,840	$231,363
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011 are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,765,465,299
Cash		221,075
Income receivable		1,838,930
Receivable for shares sold		27,573,094
TOTAL ASSETS		3,795,098,398
Liabilities:
Payable for investments purchased	$35,860,605
Payable for shares redeemed	6,996,389
Income distribution payable	8,060
Payable to adviser (Note 4)	21,532
Payable for other service fees (Note 2)	150,396
Accrued expenses (Note 4)	295,895
TOTAL LIABILITIES		43,332,877
Net assets for 3,751,289,768 shares outstanding		$3,751,765,521
Net Assets Consist of:
Paid-in capital		$3,751,238,844
Accumulated net realized gain on investments		526,362
Undistributed net investment income		315
TOTAL NET ASSETS		$3,751,765,521
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,690,849,018 ÷ 3,690,382,041 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$60,916,503 ÷ 60,907,727 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2014 (unaudited)
Investment Income:
Interest			$2,820,658
Expenses:
Investment adviser fee (Note 4)		$9,496,376
Administrative fee (Note 4)		1,485,241
Custodian fees		61,144
Transfer agent fee (Note 4)		1,026,445
Directors'/Trustees' fees (Note 4)		12,977
Auditing fees		10,654
Legal fees		12,364
Portfolio accounting fees		88,837
Other service fees (Note 2)		2,848,669
Share registration costs		73,804
Printing and postage		47,095
Miscellaneous (Note 4)		11,941
TOTAL EXPENSES		15,175,547
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(8,739,447)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(3,797,529)
TOTAL WAIVERS AND REIMBURSEMENTS		(12,536,976)
Net expenses			2,638,571
Net investment income			182,087
Net realized gain on investments			493,569
Change in net assets resulting from operations			$675,656
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2014	Year Ended 3/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$182,087	$384,518
Net realized gain on investments	493,569	66,495
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	675,656	451,013
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(178,929)	(365,224)
Service Shares	(3,325)	(18,777)
Distributions from net realized gain on investments
Investment Shares	—	(60,593)
Service Shares	—	(3,139)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(182,254)	(447,733)
Share Transactions:
Proceeds from sale of shares	4,769,659,957	10,262,106,085
Net asset value of shares issued to shareholders in payment of distributions declared	180,585	364,536
Cost of shares redeemed	(4,892,196,497)	(10,465,887,434)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(122,355,955)	(203,416,813)
Change in net assets	(121,862,553)	(203,413,533)
Net Assets:
Beginning of period	3,873,628,074	4,077,041,607
End of period (including undistributed net investment income of $315 and $482, respectively)	$3,751,765,521	$3,873,628,074
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 34 portfolios. The financial statements included herein are only those of the Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$2,762,859	$(687,608)	$(2,075,251)
Service Shares	85,810	(3,397)	(82,413)
TOTAL	$2,848,669	$(691,005)	$(2,157,664)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2014		Year Ended 3/31/2014
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	4,706,446,904	$4,706,446,904	9,850,797,525	$9,850,797,525
Shares issued to shareholders in payment of distributions declared	180,323	180,323	363,408	363,408
Shares redeemed	(4,821,760,801)	(4,821,760,801)	(9,890,186,700)	(9,890,186,700)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(115,133,574)	$(115,133,574)	(39,025,767)	$(39,025,767)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2014		Year Ended 3/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	63,213,053	$63,213,053	411,308,560	$411,308,560
Shares issued to shareholders in payment of distributions declared	262	262	1,128	1,128
Shares redeemed	(70,435,696)	(70,435,696)	(575,700,734)	(575,700,734)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(7,222,381)	$(7,222,381)	(164,391,046)	$(164,391,046)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(122,355,955)	$(122,355,955)	(203,416,813)	$(203,416,813)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2014, the Adviser voluntarily waived $8,739,447 of its fee.
Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Transfer Agent
Edward Jones serves as transfer agent for the Investment Shares of the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. For the six months ended September 30, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed by Federated
Investment Shares	$1,025,042	$(948,860)
Service Shares	1,403	—
TOTAL	$1,026,445	$(948,860)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended September 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,217,700,000 and $931,760,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2014, there were no outstanding loans. During the six months ended September 30, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2014, there were no outstanding loans. During the six months ended September 30, 2014, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.10	$0.70[2]
Service Shares	$1,000	$1,000.10	$0.70[3]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.37	$0.71[2]
Service Shares	$1,000	$1,024.37	$0.71[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.14%
Service Shares	0.14%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Investment Shares current fee limit of 0.78%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.91 and $3.95, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current fee limit of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.06 and $3.09, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Tax-Free Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative or may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N195
CUSIP 60934N187
8110107 (11/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014